CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Series C Preferred Shares
Preferred stock issuance cost		¥ 3,883
Series D Preferred Shares
Preferred stock issuance cost	¥ 1,997